Income tax expense, Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income tax expense [Abstract]
Current tax	$ 672	$ 532	$ 0
Deferred tax	2,052	707	0
Income tax expense	$ 2,724	$ 1,239	$ 0